Vessels, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Loss on vessels' sale	$ (497)	$ 0
Hanjin Malta [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	4,842
Direct To Sale Expenses [Member]
Property, Plant and Equipment [Line Items]
Loss on vessels' sale	$ 319